UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22791

 NAME OF REGISTRANT:                     DoubleLine Income Solutions
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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DoubleLine Income Solutions Fund
--------------------------------------------------------------------------------------------------------------------------
 STONEWAY CAPITAL CORP.                                                               	     Agenda Number:  935286763
--------------------------------------------------------------------------------------------------------------------------
        Security:  C86155AA3
    Meeting Type:  Special
    Meeting Date:  28-Dec-2020
          Ticker:
            ISIN:  USC86155AA35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Bondholder or Bankruptcy Proposal               		 Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 CALFRAC WELL SERVICES LTD.                                                                  Agenda Number:  935367741
--------------------------------------------------------------------------------------------------------------------------
        Security:  129584405
    Meeting Type:  Annual
    Meeting Date:  04-May-2021
          Ticker:  CFW
            ISIN:  CA1295844056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Ronald P. Mathison                     		 Mgmt          For                            For

1.2    Elect Douglas R. Ramsay                  		 Mgmt          For                            For

1.3    Elect Lindsay R. Link               		         Mgmt          For                            For

1.4    Elect George S. Armoyan               		         Mgmt          For                            For

1.5    Elect Anuroop Duggal              			 Mgmt          For                            For

1.6    Elect Gregory S. Fletcher              		         Mgmt          For                            For

1.7    Elect Lorne A. Gartner			                 Mgmt          For                            For

2.     Appointment of Auditor                   		 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL LTD.                                                                Agenda Number:  935365975
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-May-2021
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect David Dickson                     		 	 Mgmt          For                            For

2.1    Elect Craig W. Broderick		                 	 Mgmt          For                            For

2.2    Elect Neil  Bruce		                         Mgmt          For                            For

2.3    Elect David Dickson                  			 Mgmt          For                            For

2.4    Elect Barbara J. Duganier          		         Mgmt          For                            For

2.5    Elect Andrew Gould                		         Mgmt          For                            For

2.6    Elect Alan J. Hirshberg                			 Mgmt          For                            For

2.7    Elect Nils E. Larsen                		         Mgmt          For                            For

2.8    Elect Lee A. McIntire                  		         Mgmt          For                            For

2.9    Elect Paul Soldatos                 		         Mgmt          For                            For

3.     Amendments to By-Laws                  		         Mgmt          For                            For

4.     Amendment to to the Memorandum of Association             Mgmt          For                            For

5.     Appointment of Auditor and Authority to Set Fees          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL PLC                                                               Agenda Number:  935417572
--------------------------------------------------------------------------------------------------------------------------
        Security:  G48833118
    Meeting Type:  Annual
    Meeting Date:  26-May-2021
          Ticker:  WFTLF
            ISIN:  IE00BLNN3691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Benjamin C. Duster, IV                              Mgmt          For                            For

2.     Elect Neal P. Goldman                   			 Mgmt          For                            For

3.     Elect Jacqueline C. Mutschler              	         Mgmt          For                            For

4.     Elect Girishchandra K. Saligram              	         Mgmt          For                            For

5.     Elect Charles M. Sledge              	       	         Mgmt          For                            For

6.     Appointment of Auditor and Authority to Set Fees		 Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Income Solutions Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President
Date                 08/30/2021